Income Taxes - Schedule of Consolidated Statements of Income and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount [Abstract]
Income before taxes excluded the amounts of loss incurring entities	$ 328,988	$ 856,301	$ 2,246,230
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 49,348	$ 128,445	$ 312,965
Tax effect of R&D expenses deduction	(65,281)	(296,833)	(148,687)
Tax effect of accumulated loss	0	0	(4,425)
Tax effect of non-deductible expenses	44,864	102,050	33,393
Income tax expenses	$ 28,931	$ (66,338)	$ 193,246